ACCOUNTS RECEIVABLE AND OTHER - Components (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 234	$ 37
Accounts receivable	794	421
Restricted cash and deposits	631	237
Prepaid expenses	317	94
Other current assets	385	192
Total accounts receivable and other	$ 2,361	$ 981